Deferred Taxes - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Deferred Taxes [Line Items]
Deferred tax relating to items credited (charged) directly to equity		$ 1.1
Increase (decrease) through net exchange differences, deferred tax liability (asset)		20.8
Deferred tax liabilities	[1]	340.8	$ 340.1
Credit derivative, fair value		26.0	9.5
Intangible assets [Member]
Deferred Taxes [Line Items]
Increase (decrease) in deferred tax liability (asset)		19.1
Deferred tax liabilities		371.9	372.7
Right-of-use assets [Member]
Deferred Taxes [Line Items]
Net deferred tax assets		0.3
Deferred tax liabilities		$ 29.5	$ 4.9

[1]	The notes are an integral part of these consolidated financial statements.